Changes in significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Disclosure of initial application of standards or interpretations
On transition to IFRS 16, the Group recognized right-of-use assets and lease liabilities at January 1, 2019. The impact on transition is summarized below.

(in million of USD)	Impact of adopting IFRS 16 at January 1, 2019

Right-of-use assets	87.6
Lease liabilities	105.3